Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Magellan ETF	Nov. 29, 2024
Fidelity Magellan ETF | Return Before Taxes
Average Annual Return:
Past 1 year	31.27%
Since Inception	6.89%	[1]
Fidelity Magellan ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	31.15%
Since Inception	6.84%	[1]
Fidelity Magellan ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.58%
Since Inception	5.32%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	9.59%

[1]	A From February 2, 2021 .